Components of Income (loss) Before Income Taxes (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Income (loss) before income taxes:
Parent company and domestic subsidiaries	$ (3,346)	¥ (278,229)	¥ (114,569)	¥ (224,965)
Foreign subsidiaries	10,120	841,519	406,037	(335,416)
Income (loss) before income taxes and equity in earnings of affiliated companies	$ 6,774	¥ 563,290	¥ 291,468	¥ (560,381)